UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2008


                            USAA BALANCED STRATEGY FUND


[LOGO OF USAA]
  USAA(R)

                           USAA BALANCED STRATEGY Fund


                      1ST QUARTER Portfolio of Investments


                                August 31, 2008



                                                                      (Form N-Q)

48048-1008                                   (C)2008, USAA. All rights reserved.
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (57.2%)

               COMMON STOCKS (40.7%)

               CONSUMER DISCRETIONARY (3.4%)
               -----------------------------
               ADVERTISING (0.2%)
       20,600  Omnicom Group, Inc.                                                         $          873
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
        3,400  Hanesbrands, Inc.  *                                                                    81
        1,100  Phillips-Van Heusen Corp.                                                               42
                                                                                          ---------------
                                                                                                      123
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
       20,700  American Eagle Outfitters, Inc.                                                        311
       14,900  AnnTaylor Stores Corp.  *                                                              362
        2,100  Buckle, Inc.                                                                           109
        7,600  Gap, Inc.                                                                              148
        7,700  TJX Companies, Inc.                                                                    279
                                                                                          ---------------
                                                                                                    1,209
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.2%)
        8,400  Johnson Controls, Inc.                                                                 259
       20,200  WABCO Holdings, Inc.                                                                   885
                                                                                          ---------------
                                                                                                    1,144
                                                                                          ---------------
               BROADCASTING (0.7%)
       76,400  CBS Corp. "B"                                                                        1,236
       12,000  Comcast Corp. "A"                                                                      254
       40,900  DIRECTV Group, Inc.  *                                                               1,154
       33,400  DISH Network Corp. "A"  *                                                              942
       12,300  Liberty Global, Inc. "A"  *                                                            433
                                                                                          ---------------
                                                                                                    4,019
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
       17,800  Best Buy Co., Inc.  (a)                                                                797
       48,200  RadioShack Corp.                                                                       916
                                                                                          ---------------
                                                                                                    1,713
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
       36,400  Macy's, Inc.                                                                           758
                                                                                          ---------------
               EDUCATION SERVICES (0.0%)
        3,200  DeVry, Inc.                                                                            165
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.1%)
       23,300  Lowe's Companies, Inc.                                                                 574
                                                                                          ---------------
               HOMEBUILDING (0.1%)
        7,600  Lennar Corp. "A"                                                                       100
          600  NVR, Inc.  *                                                                           359
                                                                                          ---------------
                                                                                                      459
                                                                                          ---------------
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
       11,400  Carnival Corp.                                                              $          422
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
        6,100  Amazon.com, Inc.  *                                                                    493
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
       16,800  Hasbro, Inc.                                                                           628
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.3%)
       41,200  Time Warner, Inc.                                                                      674
       25,300  Walt Disney Co.                                                                        819
                                                                                          ---------------
                                                                                                    1,493
                                                                                          ---------------
               PUBLISHING (0.0%)
          400  Global Sources Ltd.  *                                                                   4
        1,800  Morningstar, Inc.  *                                                                   118
                                                                                          ---------------
                                                                                                      122
                                                                                          ---------------
               RESTAURANTS (0.7%)
       16,900  CEC Entertainment, Inc.  *                                                             579
        1,600  Darden Restaurants, Inc.                                                                47
       42,700  McDonald's Corp.                                                                     2,647
       16,800  Yum! Brands, Inc.                                                                      600
                                                                                          ---------------
                                                                                                    3,873
                                                                                          ---------------
               TEXTILES (0.0%)
       15,500  Xerium Technologies, Inc.                                                              120
                                                                                          ---------------
               TIRES & RUBBER (0.2%)
       54,000  Goodyear Tire & Rubber Co.  *                                                        1,059
                                                                                          ---------------
               Total Consumer Discretionary                                                        19,247
                                                                                          ---------------

               CONSUMER STAPLES (3.9%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       15,400  Bunge Ltd.  (a)                                                                      1,376
                                                                                          ---------------
               DRUG RETAIL (0.2%)
       33,400  CVS Caremark Corp.                                                                   1,222
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.4%)
       63,100  Sysco Corp.                                                                          2,009
                                                                                          ---------------
               FOOD RETAIL (0.3%)
       42,400  Kroger Co.                                                                           1,171
        4,600  Safeway, Inc.                                                                          121
       16,900  SUPERVALU, Inc.                                                                        392
                                                                                          ---------------
                                                                                                    1,684
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.8%)
       18,600  Colgate-Palmolive Co.                                                                1,414
          700  Kimberly-Clark Corp.                                                                    43
       41,400  Procter & Gamble Co.                                                                 2,889
                                                                                          ---------------
                                                                                                    4,346
                                                                                          ---------------
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               HYPERMARKETS & SUPER CENTERS (0.5%)
       15,100  BJ's Wholesale Club, Inc.  *                                                $          574
        4,400  Costco Wholesale Corp.                                                                 295
       36,900  Wal-Mart Stores, Inc.                                                                2,180
                                                                                          ---------------
                                                                                                    3,049
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.3%)
       18,300  General Mills, Inc.                                                                  1,211
       15,100  H.J. Heinz Co.                                                                         760
                                                                                          ---------------
                                                                                                    1,971
                                                                                          ---------------
               PERSONAL PRODUCTS (0.0%)
        2,900  Alberto-Culver Co.                                                                      76
                                                                                          ---------------
               SOFT DRINKS (0.7%)
       72,200  Pepsi Bottling Group, Inc.                                                           2,136
        4,700  PepsiAmericas, Inc.                                                                    110
       24,700  PepsiCo, Inc.                                                                        1,691
                                                                                          ---------------
                                                                                                    3,937
                                                                                          ---------------
               TOBACCO (0.5%)
       60,900  Altria Group, Inc.                                                                   1,281
       28,900  Philip Morris International, Inc.                                                    1,552
        2,200  Reynolds American, Inc.                                                                116
                                                                                          ---------------
                                                                                                    2,949
                                                                                          ---------------
               Total Consumer Staples                                                              22,619
                                                                                          ---------------

               ENERGY (6.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
        8,200  Massey Energy Corp.                                                                    541
                                                                                          ---------------
               INTEGRATED OIL & GAS (3.1%)
       53,000  Chevron Corp.                                                                        4,575
       33,900  ConocoPhillips                                                                       2,797
       79,400  Exxon Mobil Corp.                                                                    6,353
        6,800  Hess Corp.                                                                             712
        1,300  Marathon Oil Corp.                                                                      59
       11,000  Murphy Oil Corp.                                                                       864
       32,000  Occidental Petroleum Corp.                                                           2,539
                                                                                          ---------------
                                                                                                   17,899
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
        8,100  Transocean, Inc.  *                                                                  1,030
        4,600  Unit Corp.  *                                                                          312
                                                                                          ---------------
                                                                                                    1,342
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
        5,000  Schlumberger Ltd.                                                                      471
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (2.1%)
        7,000  Anadarko Petroleum Corp.                                                               432
       17,600  Apache Corp.                                                                         2,013
       27,600  Cimarex Energy Co.                                                                   1,533
       32,000  Encore Acquisition Co.  *                                                            1,650
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        6,800  EOG Resources, Inc.                                                         $          710
       44,300  Mariner Energy, Inc.  *                                                              1,289
       29,800  Noble Energy, Inc.                                                                   2,138
       16,000  Rosetta Resources, Inc.  *                                                             372
        7,700  Southwestern Energy Co.  *                                                             295
       11,800  Swift Energy Co.  *                                                                    551
       33,400  W&T Offshore, Inc.                                                                   1,174
                                                                                          ---------------
                                                                                                   12,157
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.8%)
       97,900  El Paso Corp.                                                                        1,641
       17,200  Frontline Ltd.  (a)                                                                  1,039
       12,100  Spectra Energy Corp.                                                                   320
       41,000  Williams Companies, Inc.                                                             1,267
                                                                                          ---------------
                                                                                                    4,267
                                                                                          ---------------
               Total Energy                                                                        36,677
                                                                                          ---------------

               FINANCIALS (6.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
       34,900  Bank of New York Mellon Corp.                                                        1,208
        9,100  Northern Trust Corp.                                                                   732
       15,000  State Street Corp.                                                                   1,015
        5,700  T. Rowe Price Group, Inc.                                                              338
                                                                                          ---------------
                                                                                                    3,293
                                                                                          ---------------
               DIVERSIFIED BANKS (0.7%)
       36,300  U.S. Bancorp                                                                         1,157
       98,100  Wells Fargo & Co.                                                                    2,969
                                                                                          ---------------
                                                                                                    4,126
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.0%)
       18,400  Charles Schwab Corp.                                                                   441
       14,500  Goldman Sachs Group, Inc.                                                            2,377
       62,500  Lehman Brothers Holdings, Inc.                                                       1,006
       28,400  Morgan Stanley                                                                       1,160
       24,800  Raymond James Financial, Inc.                                                          765
                                                                                          ---------------
                                                                                                    5,749
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.6%)
       15,400  AFLAC, Inc.                                                                            873
       24,700  MetLife, Inc.                                                                        1,339
        2,600  Protective Life Corp.                                                                   94
        7,800  Prudential Financial, Inc.                                                             575
        8,800  StanCorp Financial Group, Inc.                                                         431
                                                                                          ---------------
                                                                                                    3,312
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
       11,500  Assurant, Inc.                                                                         672
        1,900  Hartford Financial Services Group, Inc.                                                120
                                                                                          ---------------
                                                                                                      792
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
       75,900  Bank of America Corp.                                                                2,363
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       24,200  Citigroup, Inc.                                                            $           460
       71,600  JPMorgan Chase & Co.                                                                 2,756
                                                                                          ---------------
                                                                                                    5,579
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
       13,400  Allied World Assurance Co. Holdings Ltd.                                               518
       32,000  Allstate Corp.                                                                       1,444
       20,000  First American Corp.                                                                   505
       68,800  Progressive Corp.                                                                    1,271
                                                                                          ---------------
                                                                                                    3,738
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
       11,500  PNC Financial Services Group, Inc.                                                     827
                                                                                          ---------------
               REINSURANCE (0.2%)
       21,100  Reinsurance Group of America, Inc.  (a)                                              1,016
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
        4,100  Vornado Realty Trust                                                                   408
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
          900  AMB Property Corp.                                                                      41
        9,200  ProLogis                                                                               396
                                                                                          ---------------
                                                                                                      437
                                                                                          ---------------
               REITS - MORTGAGE (0.0%)
        3,900  iStar Financial, Inc.  (a)                                                              22
                                                                                          ---------------
               REITS - OFFICE (0.1%)
        3,100  Boston Properties, Inc.                                                                318
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
        5,217  Apartment Investment & Management Co. "A"                                              185
        2,100  AvalonBay Communities, Inc.                                                            210
        1,500  Camden Property Trust                                                                   73
        8,300  Equity Residential Properties Trust                                                    350
                                                                                          ---------------
                                                                                                      818
                                                                                          ---------------
               REITS - RETAIL (0.2%)
          500  Federal Realty Investment Trust                                                         38
        4,300  Kimco Realty Corp.                                                                     160
        2,700  Regency Centers Corp.                                                                  167
        4,800  Simon Property Group, Inc.                                                             455
        3,500  Weingarten Realty Investors                                                            116
                                                                                          ---------------
                                                                                                      936
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
        3,200  HCP, Inc.                                                                              116
       10,500  Host Hotels & Resorts, Inc.                                                            150
        2,000  Public Storage                                                                         177
                                                                                          ---------------
                                                                                                      443
                                                                                          ---------------
               SPECIALIZED FINANCE (0.0%)
        2,800  IntercontinentalExchange, Inc.  *                                                      246
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
       35,100  Astoria Financial Corp.                                                                767
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       56,400  Hudson City Bancorp, Inc.  (a)                                             $         1,040
       24,400  Sovereign Bancorp, Inc.                                                                236
                                                                                          ---------------
                                                                                                    2,043
                                                                                          ---------------
               Total Financials                                                                    34,103
                                                                                          ---------------

               HEALTH CARE (5.7%)
               ------------------
               BIOTECHNOLOGY (1.2%)
       16,400  Alnylam Pharmaceuticals, Inc.  *                                                       486
       21,100  Amgen, Inc.  *                                                                       1,326
        7,600  Cubist Pharmaceuticals, Inc.  *                                                        167
       77,300  CV Therapeutics, Inc.  *                                                               888
       82,300  Enzon Pharmaceuticals, Inc.  *(a)                                                      745
        7,000  Genentech, Inc.  *                                                                     691
       30,400  Gilead Sciences, Inc.  *                                                             1,602
       23,000  OSI Pharmaceuticals, Inc.  *                                                         1,162
                                                                                          ---------------
                                                                                                    7,067
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
       13,600  McKesson Corp.                                                                         786
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.8%)
       23,000  Baxter International, Inc.                                                           1,559
        9,800  Becton, Dickinson and Co.                                                              856
          400  C.R. Bard, Inc.                                                                         37
          800  Intuitive Surgical, Inc.  *                                                            236
        6,300  Kinetic Concepts, Inc.  *                                                              222
       18,200  Medtronic, Inc.                                                                        994
        9,200  Quidel Corp.  *                                                                        180
        6,900  St. Jude Medical, Inc.  *                                                              316
                                                                                          ---------------
                                                                                                    4,400
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.4%)
      116,800  Health Management Associates, Inc. "A"  *                                              679
       40,200  LifePoint Hospitals, Inc.  *                                                         1,356
        5,100  Universal Health Services, Inc. "B"                                                    315
                                                                                          ---------------
                                                                                                    2,350
                                                                                          ---------------
               HEALTH CARE SERVICES (0.3%)
       19,400  Express Scripts, Inc.  *                                                             1,424
       12,200  Medco Health Solutions, Inc.  *                                                        572
                                                                                          ---------------
                                                                                                    1,996
                                                                                          ---------------
               MANAGED HEALTH CARE (0.4%)
       18,600  Aetna, Inc.                                                                            802
        6,100  Centene Corp.  *                                                                       137
          900  Humana, Inc.  *                                                                         42
       20,000  WellPoint, Inc.  *                                                                   1,056
                                                                                          ---------------
                                                                                                    2,037
                                                                                          ---------------
               PHARMACEUTICALS (2.5%)
       14,500  Abbott Laboratories                                                                    833
       23,200  Bristol-Myers Squibb Co.                                                               495
       50,400  Cypress Bioscience, Inc.  *                                                            346
       78,600  Eli Lilly and Co.  (a)                                                               3,667

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                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       30,300  Johnson & Johnson                                                          $         2,134
       15,000  Medicines Co.  *                                                                       365
       35,100  Medicis Pharmaceutical Corp. "A"                                                       727
       62,900  Merck & Co., Inc.                                                                    2,244
      134,400  Pfizer, Inc.                                                                         2,568
       17,200  Pozen, Inc.  *                                                                         198
       18,300  Schering-Plough Corp.                                                                  355
       39,900  VIVUS, Inc.  *                                                                         337
                                                                                          ---------------
                                                                                                   14,269
                                                                                          ---------------
               Total Health Care                                                                   32,905
                                                                                          ---------------

               INDUSTRIALS (5.1%)
               ------------------
               AEROSPACE & DEFENSE (1.1%)
        1,900  Alliant Techsystems, Inc.  *                                                           200
       13,500  Boeing Co.                                                                             885
       24,700  General Dynamics Corp.                                                               2,280
        2,700  Goodrich Corp.                                                                         138
       32,400  Honeywell International, Inc.                                                        1,626
        4,700  Lockheed Martin Corp.                                                                  547
        4,800  Northrop Grumman Corp.                                                                 330
        6,900  United Technologies Corp.                                                              453
                                                                                          ---------------
                                                                                                    6,459
                                                                                          ---------------
               AIRLINES (0.4%)
       28,800  AMR Corp.  *                                                                           298
      115,000  Southwest Airlines Co.                                                               1,751
                                                                                          ---------------
                                                                                                    2,049
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
          800  Insteel Industries, Inc.                                                                14
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
       14,900  EMCOR Group, Inc.  *                                                                   508
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
        6,000  AGCO Corp.  *                                                                          370
       17,900  Caterpillar, Inc.                                                                    1,266
       30,100  Manitowoc Co., Inc.                                                                    758
        1,900  PACCAR, Inc.                                                                            82
                                                                                          ---------------
                                                                                                    2,476
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
       18,800  Emerson Electric Co.                                                                   880
          800  First Solar, Inc.  *                                                                   221
       24,400  GrafTech International Ltd.  *                                                         496
                                                                                          ---------------
                                                                                                    1,597
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
       14,100  Covanta Holding Corp.  *                                                               392
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
       11,400  Manpower, Inc.                                                                         548
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.6%)
      103,200  General Electric Co.                                                                 2,900
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        8,400  Walter Industries, Inc.                                                    $           788
                                                                                          ---------------
                                                                                                    3,688
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.9%)
       19,500  Flowserve Corp.                                                                      2,576
       20,300  Gardner Denver, Inc.  *                                                                916
       28,700  Parker-Hannifin Corp.                                                                1,839
                                                                                          ---------------
                                                                                                    5,331
                                                                                          ---------------
               MARINE (0.2%)
       20,600  Kirby Corp.  *                                                                         943
                                                                                          ---------------
               RAILROADS (0.1%)
        2,200  Burlington Northern Santa Fe Corp.                                                     236
        3,400  CSX Corp.                                                                              220
                                                                                          ---------------
                                                                                                      456
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.2%)
       13,500  Brink's Co.                                                                            942
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
       65,400  United Rentals, Inc.  *                                                              1,059
        3,800  WESCO International, Inc.  *                                                           146
                                                                                          ---------------
                                                                                                    1,205
                                                                                          ---------------
               TRUCKING (0.4%)
       40,300  Ryder System, Inc.                                                                   2,600
                                                                                          ---------------
               Total Industrials                                                                   29,208
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.2%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
       11,200  Adobe Systems, Inc.  *                                                                 480
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.5%)
       31,100  Cisco Systems, Inc.  *                                                                 748
       12,900  CommScope, Inc.  *                                                                     632
       39,600  Corning, Inc.                                                                          813
          440  Nortel Networks Corp.  *                                                                 3
        9,300  QUALCOMM, Inc.                                                                         489
                                                                                          ---------------
                                                                                                    2,685
                                                                                          ---------------
               COMPUTER HARDWARE (1.5%)
       11,300  Apple, Inc.  *                                                                       1,915
       77,300  Hewlett-Packard Co.                                                                  3,627
       26,500  International Business Machines Corp.                                                3,226
                                                                                          ---------------
                                                                                                    8,768
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.7%)
       75,900  EMC Corp.  *                                                                         1,160
       31,800  Lexmark International, Inc. "A"  *                                                   1,144
       10,100  QLogic Corp.  *                                                                        188
        5,700  Seagate Technology                                                                      85
       42,800  Western Digital Corp.  *                                                             1,167
                                                                                          ---------------
                                                                                                    3,744
                                                                                          ---------------

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                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
       17,900  Broadridge Financial Solutions, Inc.                                        $          358
       16,800  Computer Sciences Corp.  *                                                             790
       20,700  Visa, Inc. "A"                                                                       1,571
        7,200  Western Union Co.                                                                      199
                                                                                          ---------------
                                                                                                    2,918
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
        3,900  FLIR Systems, Inc.  *                                                                  139
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.4%)
      106,500  Jabil Circuit, Inc.                                                                  1,795
        6,600  Multi-Fineline Electronix, Inc.  *                                                     113
       17,600  Tyco Electronics Ltd.                                                                  579
                                                                                          ---------------
                                                                                                    2,487
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
       23,700  Activision Blizzard, Inc.  *                                                           778
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.5%)
       26,000  eBay, Inc.  *                                                                          648
        4,300  Google, Inc. "A"  *                                                                  1,992
       20,900  Yahoo!, Inc.  *                                                                        405
                                                                                          ---------------
                                                                                                    3,045
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
       15,400  Accenture Ltd. "A"                                                                     637
       57,300  SAIC, Inc.  *                                                                        1,149
                                                                                          ---------------
                                                                                                    1,786
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
       32,000  Applied Materials, Inc.                                                                574
        6,300  MEMC Electronic Materials, Inc.  *                                                     309
                                                                                          ---------------
                                                                                                      883
                                                                                          ---------------
               SEMICONDUCTORS (0.5%)
       14,900  Analog Devices, Inc.                                                                   417
        2,800  Broadcom Corp. "A"  *                                                                   67
       67,500  Intel Corp.                                                                          1,544
       21,000  Texas Instruments, Inc.                                                                515
       19,100  Volterra Semiconductor Corp.  *                                                        300
                                                                                          ---------------
                                                                                                    2,843
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.8%)
      151,800  Microsoft Corp.                                                                      4,142
        9,000  Symantec Corp.  *                                                                      201
                                                                                          ---------------
                                                                                                    4,343
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.1%)
       12,200  Arrow Electronics, Inc.  *                                                             405
        5,100  Avnet, Inc.  *                                                                         150
                                                                                          ---------------
                                                                                                      555
                                                                                          ---------------
               Total Information Technology                                                        35,454
                                                                                          ---------------

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                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               MATERIALS (1.9%)
               ----------------
               Diversified Chemicals (0.1%)
        7,800  Ashland, Inc.                                                              $           319
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.0%)
        2,000  Freeport-McMoRan Copper & Gold, Inc.                                                   179
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
        8,900  CF Industries Holdings, Inc.                                                         1,356
        5,000  Monsanto Co.                                                                           571
       23,000  Terra Industries, Inc.                                                               1,156
                                                                                          ---------------
                                                                                                    3,083
                                                                                          ---------------
               INDUSTRIAL GASES (0.2%)
       14,700  Air Products & Chemicals, Inc.                                                       1,350
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
        9,900  Owens-Illinois, Inc.  *                                                                442
                                                                                          ---------------
               STEEL (1.0%)
        8,300  Commercial Metals Co.                                                                  216
        9,400  Nucor Corp.                                                                            493
       21,800  Reliance Steel & Aluminum Co.                                                        1,243
       10,500  Schnitzer Steel Industries, Inc. "A"                                                   718
       62,300  Steel Dynamics, Inc.                                                                 1,547
        9,000  U.S. Steel Corp.                                                                     1,198
                                                                                          ---------------
                                                                                                    5,415
                                                                                          ---------------
               Total Materials                                                                     10,788
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
       70,300  AT&T, Inc.                                                                           2,249
        1,400  Atlantic Tele-Network, Inc.                                                             47
       25,200  Embarq Corp.                                                                         1,188
      101,900  Verizon Communications, Inc.                                                         3,579
       29,000  Windstream Corp.                                                                       360
                                                                                          ---------------
                                                                                                    7,423
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.0%)
        4,700  U.S. Cellular Corp.  *                                                                 246
                                                                                          ---------------
               Total Telecommunication Services                                                     7,669
                                                                                          ---------------

               UTILITIES (0.8%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
       28,300  American Electric Power Co., Inc.                                                    1,105
       25,700  Edison International                                                                 1,180
        3,300  FirstEnergy Corp.                                                                      240
                                                                                          ---------------
                                                                                                    2,525
                                                                                          ---------------
               GAS UTILITIES (0.4%)
       16,200  Energen Corp.                                                                          904

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                                 of INVESTMENTS
                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                  MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       28,800  ONEOK, Inc.                                                                $         1,259
                                                                                          ---------------
                                                                                                    2,163
                                                                                          ---------------
               Total Utilities                                                                      4,688
                                                                                          ---------------
               Total Common Stocks (cost: $234,343)                                               233,358
                                                                                          ---------------

  PRINCIPAL
  AMOUNT                                                                                   MARKET
  $(000)/                                                                                  VALUE
  SHARES        SECURITY                                                                   (000)
 --------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (1.8%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               Agricultural Products (0.2%)
       15,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (b)                                                                                  1,229
                                                                                          ---------------

               FINANCIALS (1.2%)
               -----------------
               LIFE & HEALTH INSURANCE (0.2%)
       65,000  Delphi Financial Group, Inc., 7.38%, 5/01/2067                                       1,140
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
       17,500  Axis Capital Holdings Ltd., 7.50%, perpetual                                         1,440
       $1,000  White Mountains Re Group, 7.51%, perpetual  (b)                                        773
                                                                                          ---------------
                                                                                                    2,213
                                                                                          ---------------
               REINSURANCE (0.5%)
        1,500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                                    957
       $2,000  Swiss Re Capital I LP, 6.85%, perpetual  (b),(i)                                     1,725
                                                                                          ---------------
                                                                                                    2,682
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
       50,000  Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                         762
       65,000  IndyMac Bank, F.S.B., 8.50% * (b)                                                        1
        5,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual               93
                                                                                          ---------------
                                                                                                      856
                                                                                          ---------------
               Total Financials                                                                     6,891
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        1,000  Centaur Funding Corp., 9.08%  (b)                                                      991
                                                                                          ---------------

               U.S. GOVERNMENT (0.2%)
               ----------------------
       40,000  Fannie Mae, 8.25%, perpetual (+)  (c)                                                  564

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL
    AMOUNT                                                                                 MARKET
    $(000)/                                                                                VALUE
    SHARES     SECURITY                                                                    (000)
 ----------------------------------------------------------------------------------------------------------
       40,000  Freddie Mac, 8.38%, perpetual (+)  (c)                                     $           563
                                                                                          ---------------
                                                                                                    1,127
                                                                                          ---------------
               Total U.S. Government                                                                1,127
                                                                                          ---------------
               Total Preferred Securities (cost: $14,910)                                          10,238
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (14.7%)
      780,000  iShares MSCI EAFE Index Fund  (a)                                                   49,585
      268,322  SPDR Trust Series 1                                                                 34,557
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $86,612)                                         84,142
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $335,865)                                                                   327,738
                                                                                          ---------------

    PRINCIPAL                                                                              MARKET
       AMOUNT                                             COUPON                           VALUE
        (000)  SECURITY                                     RATE         MATURITY          (000)
 ----------------------------------------------------------------------------------------------------------

               BONDS (30.6%)

               CORPORATE OBLIGATIONS (14.7%)

               CONSUMER DISCRETIONARY (1.3%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
     $  1,000  Kellwood Co.                                 7.88%         7/15/2009                   975
        1,000  Kellwood Co.                                 7.63         10/15/2017                   615
                                                                                          ---------------
                                                                                                    1,590
                                                                                          ---------------
               BROADCASTING (0.5%)
        1,000  Charter Communications Operating LLC (b)     8.00          4/30/2012                   970
        1,000  Cox Enterprises, Inc. (b)                    7.38          6/15/2009                 1,013
        1,000  Liberty Media Corp.                          5.70          5/15/2013                   887
                                                                                          ---------------
                                                                                                    2,870
                                                                                          ---------------
               HOMEBUILDING (0.2%)
        1,000  Centex Corp.                                 7.50          1/15/2012                   915
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
        1,000  Royal Caribbean Cruises Ltd.                 7.25          6/15/2016                   860
               HOUSEHOLD APPLIANCES (0.2%)
        1,500  Stanley Works Capital Trust I                5.90         12/01/2045                 1,177
                                                                                          ---------------
               Total Consumer Discretionary                                                         7,412
                                                                                          ---------------

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               ENERGY (0.5%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
      $ 1,000  Seacor Holdings, Inc.                        7.20%         9/15/2009         $       1,021
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
        1,000  Sabine Pass LNG, LP                          7.25         11/30/2013                   890
        1,000  TEPPCO Partners, LP                          7.00          6/01/2067                   888
                                                                                          ---------------
                                                                                                    1,778
                                                                                          ---------------
               Total Energy                                                                         2,799
                                                                                          ---------------

               FINANCIALS (9.2%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
        1,000  American Capital Strategies Ltd.             6.85          8/01/2012                   919
                                                                                          ---------------
               CONSUMER FINANCE (0.6%)
        1,000  Ford Motor Credit Co., LLC                   7.00         10/01/2013                   725
        1,500  General Motors Acceptance Corp.              6.75         12/01/2014                   815
        2,000  SLM Corp.                                    3.00 (d)      1/26/2009                 1,949
                                                                                          ---------------
                                                                                                    3,489
                                                                                          ---------------
               DIVERSIFIED BANKS (0.9%)
        2,000  BayernLB Capital Trust I                     6.20                  -(e)              1,374
        1,000  Emigrant Bancorp, Inc. (b),(i)               6.25          6/15/2014                   951
          273  U.S. Central Credit Union                    2.70          9/30/2009                   268
        1,500  USB Realty Corp. (b)                         6.09                  -(e)                946
        1,000  Wachovia Corp.                               7.98                  -(e)                753
        1,000  Wells Fargo Capital XIII                     7.70                  -(e)                950
                                                                                          ---------------
                                                                                                    5,242
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.4%)
        1,000  Great-West Life & Annuity Insurance Co.
                    (b)                                     7.15          5/16/2046                   813
        1,000  Lincoln National Corp.                       7.00          5/17/2066                   871
        1,000  StanCorp Financial Group, Inc.               6.90          5/29/2067                   845
                                                                                          ---------------
                                                                                                    2,529
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.8%)
        1,000  Genworth Financial, Inc.                     6.15         11/15/2066                   721
        1,000  Glen Meadow (b)                              6.51          2/12/2067                   817
        2,000  Oil Casualty Insurance Ltd. (b),(i)          8.00          9/15/2034                 1,820
        1,500  Oil Insurance Ltd. (b)                       7.56                  -(e)              1,165
                                                                                          ---------------
                                                                                                    4,523
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.1%)
        2,000  Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                 1,204
        1,000  Fidelity National Title Group, Inc.          7.30          8/15/2011                 1,040
        1,000  Fidelity National Title Group, Inc.          5.25          3/15/2013                   973
        1,500  Fund American Companies, Inc.                5.88          5/15/2013                 1,408
        2,000  Liberty Mutual Group, Inc. (b),(i)           7.00          3/15/2037                 1,617
        1,000  MBIA Insurance Co. (b)                      14.00          1/15/2033                   811
        1,500  Progressive Corp.                            6.70          6/15/2037                 1,231
        1,000  Radian Group, Inc.                           7.75          6/01/2011                   646
        1,000  RLI Corp.                                    5.95          1/15/2014                   980

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
      $ 1,000  Syncora Holdings Ltd.                        6.88%                 -(e)      $          70
        1,500  Travelers Companies, Inc.                    6.25          3/15/2037                 1,280
        1,500  XL Capital Ltd.                              6.50                  -(e)                901
                                                                                          ---------------
                                                                                                   12,161
                                                                                          ---------------
               REGIONAL BANKS (2.6%)
        4,000  CBG Florida REIT Corp. (b)                   7.11                  -(e)              1,120
        1,000  Cullen/Frost Bankers, Inc.                   5.75          2/15/2017                 1,011
        2,500  Fifth Third Capital Trust IV                 6.50          4/15/2037                 1,327
        1,000  First Republic Bank Corp.                    7.75          9/15/2012                 1,017
        2,000  Fulton Capital Trust I                       6.29          2/01/2036                 1,152
        1,500  Huntington Capital III                       6.65          5/15/2037                   720
        1,000  Imperial Bank                                8.50          4/01/2009                 1,021
        1,500  National City Preferred Capital Trust I
                 (i)                                       12.00                  -(e)                951
        2,000  PNC Preferred Funding Trust (b)              6.52                  -(e)              1,386
        1,500  Popular North America Capital Trust I        6.56          9/15/2034                   992
        2,000  Regions Financing Trust II                   6.63          5/15/2047                 1,118
        1,000  TCF National Bank                            5.50          2/01/2016                 1,029
        1,500  Webster Capital Trust IV                     7.65          6/15/2037                   995
        1,500  Zions Bancorp                                5.50         11/16/2015                   978
                                                                                          ---------------
                                                                                                   14,817
                                                                                          ---------------
               REITs - RETAIL (0.8%)
        2,000  Pan Pacific Retail Properties, Inc. (i)      7.95          4/15/2011                 2,121
        1,000  Rouse Co. (a)                                8.00          4/30/2009                   987
        1,500  Rouse Co. LP (b)                             6.75          5/01/2013                 1,254
                                                                                          ---------------
                                                                                                    4,362
                                                                                          ---------------
               REITs - SPECIALIZED (0.1%)
        1,000  Hospitality Properties Trust                 5.13          2/15/2015                   816
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
        1,000  Financial Security Assurance Holdings
                 Ltd. (b)                                   6.40         12/15/2066                   590
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.6%)
        1,000  Independence Community Bank Corp.            4.86 (d)      6/20/2013                   756
        2,000  Roslyn Bancorp, Inc. (i)                     7.50         12/01/2008                 2,017
        1,000  Washington Mutual Preferred Funding Trust
                 I (b)                                  6.53                      -(e)                259
        1,000  Washington Mutual Preferred Funding Trust
                 IV (b)                                 9.75                      -(e)                450
                                                                                          ---------------
                                                                                                    3,482
                                                                                          ---------------
               Total Financials                                                                    52,930
                                                                                          ---------------

               INDUSTRIALS (0.8%)
               ------------------
               AIRLINES (0.2%)
           53  America West Airlines, Inc.                  6.85          7/02/2009                    51
        1,236  America West Airlines, Inc. (INS)            7.93          1/02/2019                 1,097
                                                                                          ---------------
                                                                                                    1,148
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
        1,000  USG Corp.                                    6.30         11/15/2016                   805
                                                                                          ---------------
               TRUCKING (0.4%)
        2,500  Roadway Corp. (i)                            8.25         12/01/2008                 2,500
                                                                                          ---------------

                                                                              15

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               Total Industrials                                                                    4,453
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
 $ 1,000       US Unwired, Inc.                            10.00%         6/15/2012         $       1,050
                                                                                          ---------------

               UTILITIES (2.7%)
               ----------------
               ELECTRIC UTILITIES (1.6%)
   1,399       Cedar Brakes II, LLC (b),(i)                 9.88          9/01/2013                 1,526
     868       Entergy Gulf States, Inc.                    6.20          7/01/2033                   785
   1,000       FPL Group Capital, Inc.                      6.35         10/01/2066                   848
   2,000       Monongahela Power Co. (i)                    7.36          1/15/2010                 2,052
   1,081       Oglethorpe Power Corp. (i)                   6.97          6/30/2011                 1,152
     686       Power Contract Financing, LLC (b)            6.26          2/01/2010                   694
   1,000       PPL Capital Funding, Inc.                    6.70          3/30/2067                   844
   1,000       West Penn Power Co.                          6.63          4/15/2012                 1,027
                                                                                          ---------------
                                                                                                    8,928
                                                                                          ---------------
               GAS UTILITIES (0.1%)
   1,000       Enbridge Energy Partners, LP                 8.05         10/01/2037                   891
                                                                                          ---------------
               MULTI-UTILITIES (1.0%)
   2,000       Black Hills Corp. (i)                        6.50          5/15/2013                 1,985
   1,000       PNM Resources, Inc.                          9.25          5/15/2015                 1,020
   1,000       Puget Sound Energy, Inc.                     6.97          6/01/2067                   875
   1,500       Wisconsin Energy Corp.                       6.25          5/15/2067                 1,244
   1,000       WPS Resources Corp.                          6.11         12/01/2066                   815
                                                                                          ---------------
                                                                                                    5,939
                                                                                          ---------------
               Total Utilities                                                                     15,758
                                                                                          ---------------
               Total Corporate Obligations(cost: $100,227)                                         84,402
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (6.3%)

               ENERGY (0.5%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
     600       PEMEX Finance Ltd.                           8.88         11/15/2010                   631
   1,500       Trans-Canada Pipelines Ltd. (i)              6.35          5/15/2067                 1,253
                                                                                          ---------------
                                                                                                    1,884
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
   1,113       Delek & Avner-Yam Tethys Ltd. (b)            5.33          8/01/2013                 1,120
                                                                                          ---------------
               Total Energy                                                                         3,004
                                                                                          ---------------

               FINANCIALS (5.6%)
               -----------------
               DIVERSIFIED BANKS (3.2%)
   1,000       ANZ Capital Trust I (b)                      4.48                  -(e)                973
   1,500       Barclays Bank plc (b),(i)                    5.93                  -(e)              1,189
   1,500       BBVA International Preferred S.A.
                 Unipersonal (b)                            5.92                  -(e)              1,131
   1,000       BOI Capital Funding Number 3, LP (b)         6.11                  -(e)                711

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (Continued)


USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
      $ 1,000  HBOS plc (b)                                 6.41%                 -(e)      $         626
        1,000  Landsbanki Islands hf (b)                    7.43                  -(e)                603
        1,000  Lloyds TSB Group plc (b)                     6.27                  -(e)                793
        1,000  Mizuho Capital Investment 1 Ltd. (b)         6.69                  -(e)                852
        1,000  National Capital Trust II (b)                5.49                  -(e)                856
        1,000  Natixis                                     10.00                  -(e)                973
        1,000  Nordea Bank AB (b)                           5.42                  -(e)                834
        2,000  Royal Bank of Scotland Group plc             7.64                  -(e)              1,692
        2,000  Skandinaviska Enskilda Banken AB (b),(i)     5.47                  -(e)              1,675
        2,000  Societe Generale (b),(i)                     5.92                  -(e)              1,675
        1,000  Standard Chartered plc (b)                   6.41                  -(e)                795
        1,000  Sumitomo Mitsui Financial Group (b)          6.08                  -(e)                819
        2,000  UFJ Finance Aruba AEC                        8.75                  -(e)              2,002
                                                                                          ---------------
                                                                                                   18,199
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
        1,000  AXA S.A. (b)                                 6.46                  -(e)                787
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.3%)
        1,625  ING Capital Funding Trust III                8.44                  -(e)              1,652
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        1,000  ZFS Finance USA Trust II (b)                 6.45         12/15/2065                   883
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
        1,000  Allied World Assurance Holdings Ltd.         7.50          8/01/2016                   950
        1,000  Catlin Insurance Co. Ltd. (b)                7.25                  -(e)                603
        1,000  Mantis Reef Ltd. II (b)                      4.80         11/03/2009                   983
                                                                                          ---------------
                                                                                                    2,536
                                                                                          ---------------
               REGIONAL BANKS (0.4%)
        1,500  Credit Agricole S.A. (b)                     6.64                  -(e)              1,199
        2,000  Glitnir Banki hf (b),(i)                     7.45                  -(e)              1,133
                                                                                          ---------------
                                                                                                    2,332
                                                                                          ---------------
               REINSURANCE (0.9%)
        1,000  Endurance Specialty Holdings, Ltd.           6.15         10/15/2015                   938
        1,000  Max USA Holdings Ltd. (b)                    7.20          4/14/2017                 1,025
        1,500  Montpelier Re Holdings Ltd.                  6.13          8/15/2013                 1,481
        1,500  Platinum Underwriters Finance, Inc.          7.50          6/01/2017                 1,427
                                                                                          ---------------
                                                                                                    4,871
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
        1,000  QBE Capital Funding II, LP (b)               6.80                  -(e)                811
                                                                                          ---------------
               Total Financials                                                                    32,071
                                                                                          ---------------

               MATERIALS (0.2%)
               ----------------
               Diversified Metals & Mining (0.2%)
        1,000  Glencore Finance S.A.                        8.00                  -(e)                943
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $41,304)                              36,018
                                                                                          ---------------

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES (4.4%)

               FINANCIALS (4.4%)
               -----------------
               ASSET-BACKED FINANCING (4.4%)
       $  420  Aerco Ltd. (b)                               2.99% (d)     7/15/2025         $         421
        1,000  AESOP Funding II, LLC (b)                    2.69 (d)      3/20/2012                   827
          345  Airport Airplanes                            2.84 (d)      3/15/2019                   304
        1,000  American Express Credit Account Master
                 Trust (b)                                  2.82 (d)      9/15/2016                   787
        1,000  AmeriCredit Automobile Receivables Trust     6.96         10/14/2014                   957
        2,000  Banc of America Mortgage Securities, Inc.
                 (i)                                        4.14 (d)      7/25/2034                 1,950
        1,000  Bank One Issuance Trust                      4.77          2/16/2016                   842
          988  Capital One Auto Finance Trust (INS)         4.71          6/15/2012                   929
        1,000  Capital One Auto Finance Trust               2.50 (d)      5/15/2013                   876
        1,290  Capital One Multi-Asset Execution Trust      6.00          8/15/2013                 1,252
          759  CPS Auto Receivables Trust (b)               5.27         10/15/2010                   754
        1,220  CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 1,133
        1,500  Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                 1,501
        1,000  Detroit Edison Securitization Funding,
                 LLC                                        6.42          3/01/2015                 1,056
        1,000  GE Capital Credit Card Master Note Trust     2.58 (d)      9/15/2012                   958
        1,000  Hertz Vehicle Financing, LLC (b)             5.01          2/25/2011                   958
        1,000  Hertz Vehicle Financing, LLC                 5.08         11/25/2011                   925
        1,000  HSBC Automotive Trust                        4.94         11/19/2012                   980
        1,000  MBNA Master Credit Card Note Trust           6.80          7/15/2014                   966
        1,500  Rental Car Finance Corp. (b)                 2.61 (d)      7/25/2013                 1,192
          120  Santander Drive Auto Receivables Trust       5.20         12/15/2010                   120
        1,000  SLM Student Loan Trust                       3.35 (d)     10/25/2038                   798
        1,500  Triad Automobile Receivables Owners
                 Trust                                      5.43          7/14/2014                 1,307
        1,409  UPFC Auto Receivables Trust (i)              5.75          9/15/2010                 1,399
        1,148  USXL Funding, LLC (INS)(b)                   5.38          4/15/2014                 1,070
        1,000  WFS Financial Owner Trust                    4.76          5/17/2013                   775
                                                                                          ---------------
                                                                                                   25,037
                                                                                          ---------------
               Total Financials                                                                    25,037
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $25,468)                                        25,037
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (4.4%)

               FINANCIALS (4.4%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (4.3%)
          381  Banc of America Commercial Mortgage,
                 Inc.                                       7.02          9/15/2032                   382
        1,250  Banc of America Commercial Mortgage, Inc.
                 (i)                                        7.20          9/15/2032                 1,282
        1,000  Banc of America Commercial Mortgage,
                 Inc.                                       5.11 (d)     11/10/2042                   776
          469  Bear Stearns Commercial Mortgage
                 Securities, Inc.                           4.00          3/13/2040                   456
        1,000  Citigroup Commercial Mortgage Trust          5.23 (d)      7/15/2044                   836
          400  Commercial Mortgage Asset Trust              6.98          1/17/2032                   416
          161  Credit Suisse First Boston Mortgage
                 Securities Corp.                           6.10          8/15/2036                   161
        1,000  Credit Suisse First Boston Mortgage
                 Securities Corp.                           5.10          8/15/2038                   827

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AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
      $ 1,000  Credit Suisse First Boston Mortgage
                 Securities Corp.                           7.17%         5/17/2040         $       1,031
        1,424  Credit Suisse First Boston Mortgage
                 Securities Corp. (i)                       7.55          4/15/2062                 1,463
        1,155  DLJ Commercial Mortgage Corp. (i)            6.46          3/10/2032                 1,158
        1,682  DLJ Commercial Mortgage Corp.                7.30          6/10/2032                 1,703
        1,904  G-Force, LLC (b),(i)                         5.16         12/25/2039                 1,684
        1,000  GE Capital Commercial Mortgage Corp. (i)     6.07          6/10/2038                 1,011
        1,000  GE Capital Commercial Mortgage Corp.         5.33 (d)     11/10/2045                   665
        1,000  GMAC Commercial Mortgage Security, Inc.
                 (i)                                        4.81          5/10/2043                   821
          627  Government Lease Trust (b)                   6.48          5/18/2011                   644
        1,000  GS Mortgage Securities Corp. II (i)          4.78          7/10/2039                   827
        1,000  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (i)                       4.82          9/12/2037                   979
        1,000  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.99          9/12/2037                   825
          107  Merrill Lynch Mortgage Investors, Inc.       6.48         11/15/2026                   107
          766  Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                   780
        1,500  Mortgage Capital Funding, Inc.               7.10 (d)      6/18/2030                 1,507
        1,000  Nationslink Funding Corp. (b)                7.05 (d)      1/20/2031                   986
        1,307  Paine Weber Mortgage Acceptance Corp. (i)    6.82          6/15/2032                 1,310
        2,000  Prudential Mortgage Capital Funding, LLC
                 (i)                                        6.76          5/10/2034                 2,060
                                                                                          ---------------
                                                                                                   24,697
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
       10,651  Greenwich Capital Commercial Funding
                 Corp., acquired 8/13/2003; cost
                 $602(b),(f)                                1.98          1/11/2035                   247
                                                                                          ---------------
               Total Financials                                                                    24,944
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $25,167)                                 24,944
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (0.0%)(c)
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        3,553  Government National Mortgage Assn.           1.76 (d)      7/16/2010                    85
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
          102  Government National Mortgage Assn. I         7.00          4/15/2032                   108
                                                                                          ---------------
               Total U.S. Government Agency Issues(cost: $187)                                        193
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.0%)
               NOTES (0.0%)
           50  2.00%, 2/28/2010(cost:  $50)                                                            50
                                                                                          ---------------

               MUNICIPAL BONDS (0.8%)
               CASINOS & GAMING (0.6%)
        2,000  Mashantucket (Western) Pequot Tribe (b)      5.91          9/01/2021                 1,782

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
     $  1,385  Seneca Nation of Indians Capital
                 Improvements Auth.                         6.75%        12/01/2013         $       1,353
                                                                                          ---------------

                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
          584  California Maritime Infrastructure Auth.     6.63         11/01/2009                   585
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
          935  Erie County Tobacco Asset Securitization
                 Corp.                                      6.00          6/01/2028                   801
                                                                                          ---------------
               Total Municipal Bonds(cost: $4,877)                                                  4,520
                                                                                          ---------------
               Total Bonds
               (cost: $197,280)                                                                   175,164
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (10.9%)

               DISCOUNT NOTES (2.3%)
       13,523  Federal Home Loan Bank (c),(+)               1.95          9/02/2008                13,523
                                                                                          ---------------

               U.S. TREASURY BILLS (0.6%)
        3,586  1.35%, 10/16/2008 (i),(j)                                                            3,580
                                                                                          ---------------

    NUMBER OF
       SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (8.0%)
   45,592,882  State Street Institutional Liquid
                 Reserves, 2.55% (g),(i)                                                           45,593
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $62,696)                                                                     62,696
                                                                                          ---------------

      PRINCIPAL
         AMOUNT
          (000)
---------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (3.4%)

               REPURCHASE AGREEMENTS (3.3%)
     $  6,000  Credit Suisse First Boston LLC, 2.12%, acquired on 8/29/2008 and due
                  9/02/2008 at $6,000 (collateralized by $6,160 of Fannie
                  Mae(c),(+), 2.66%(h), due 11/18/2008; market value $6,124)                        6,000
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

     $ 13,000  Deutsche Bank Securities, Inc., 2.12%, acquired on 8/29/2008 and due
                  9/02/2008 at $13,000 (collateralized by $240 of Federal Home Loan
                  Bank(c),(+), 4.50%, due 5/13/2011; and $12,814 of Fannie
                  Mae(c),(+), 4.65%, due 2/09/2012; combined market value $13,261)          $      13,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         19,000
                                                                                          ---------------

   NUMBER OF
      SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)

       61,375  AIM Short-Term Investment Co. Liquid
                  Assets Portfolio, 2.53% (g)                                                          61
      119,066  Merrill Lynch Premier Institutional
                  Fund, 2.52% (g)                                                                     119
                                                                                          ---------------
               Total Money Market Funds                                                               180
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $19,180)                                                   19,180
                                                                                          ---------------
               TOTAL INVESTMENTS (COST: $615,021)                                           $     584,778
                                                                                          ===============

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A.SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors

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                              (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's assets carried at fair value:

                                                  Investments   Other Financial
Valuation Inputs                                in Securities      Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $364,178,000         $311,000
Level 2 - Other Significant Observable Inputs     220,600,000                -
Level 3 - Significant Unobservable Inputs                   -                -
--------------------------------------------------------------------------------
Total                                            $584,778,000         $311,000
--------------------------------------------------------------------------------
*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

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                              (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upwards movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon expiration of the put and the value, which could be zero, of the index value at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the

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                              (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss. The Fund did not invest in any options as of August 31, 2008.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The fund had no delayed-delivery or when- issued commitments as of August 31, 2008.

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of

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                              (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2008, was approximately $18,421,000.

H. As of August 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2008, were $12,751,000 and $42,994,000, respectively, resulting in net unrealized depreciation of $30,243,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $572,586,000 at August 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.1% of net assets at August 31, 2008

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

REIT           Real estate investment trust

  N O T E S
--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange(AMEX).

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of August 31, 2008.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2008.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2008, was $247,000, which represented 0.1% of the Fund's net assets.
(g) Rate represents the money market fund annualized seven-day yield at August 31, 2008.

28

  N O T E S
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                              to Portfolio of INVESTMENTS
                              (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) Security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2008, as shown in the following table:

                                                                                      VALUE AT                 UNREALIZED
        TYPE OF FUTURE                EXPIRATION     CONTRACTS    POSITION    TRADE DATE   AUGUST 31, 2008   DEPRECIATION
        -----------------------------------------------------------------------------------------------------------------
        S&P 500 Index Futures       September 2008       36         Long        $ 2,303,000     $2,309,000      $  6,000
        Russell E Mini 2000 Index   September 2008      604         Long         44,331,000     44,689,000       358,000
        U.S. Treasury Notes
            10yr Future             September 2008       20        Short         (2,281,000)    (2,334,000)      (53,000)
                                                                                                                ---------
                                                                                                                $311,000

(j) Security with a value of $3,580,000 is segregated as collateral for initial margin requirements on open futures contracts.

*       Non-income-producing security.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    10/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/28/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.